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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Massachusetts Fiduciary Advisors, Inc.
Address: One Liberty Square, Boston, MA 02109

13F File Number: 28-3056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and comlete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title: Senior Vice President
Phone: 617-350-0202
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.    Boston, Massachusetts    August 1, 2000

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:      $0.00

List of Other Included Managers:

NONE
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                           MASSACHUSETTS FIDUCIARY ADVISORS, INC. FORM 13F - PAGE 1
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                                                                                         ITEM 6                      ITEM 8
                                                          ITEM 4    ITEM 5   INVESTMENT DISCRETION (SHARES)     VOTING AUTHORITY
                                                           FAIR     SHARES                      (C)   ITEM           (SHARES)
ITEM 1                          ITEM 2        ITEM 3      MARKET     OR        (A)      (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS         SECID       VALUE    PRN AMT     SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------  --------- -------- ------- ----  -------  ------ ------
NONE



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